CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Common Stock [Member]	Series Seed 2 Stock [Member]	Series A-1 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Balance - November 30, 2023 at Dec. 31, 2021	$ 996	$ 300	$ 150	$ 3,270,197	$ (2,127,321)	$ 1,144,322
Beginning balance, shares at Dec. 31, 2021	9,959,996	2,998,730	1,497,873
Stock-based Compensation				137,995		137,995
Net Loss					(1,848,978)	(1,848,978)
Balance - November 30, 2024 at Dec. 31, 2022	$ 996	$ 300	$ 150	3,408,192	(3,976,299)	(566,661)
Ending balance, shares at Dec. 31, 2022	9,959,996	2,998,730	1,497,873
Stock-based Compensation				301,838		301,838
Net Loss					(472,613)	(472,613)
Balance - November 30, 2024 at Jun. 30, 2023	$ 996	$ 300	$ 150	3,710,030	(4,448,912)	(737,436)
Ending balance, shares at Jun. 30, 2023	9,959,996	2,998,730	1,497,873
Balance - November 30, 2023 at Dec. 31, 2022	$ 996	$ 300	$ 150	3,408,192	(3,976,299)	(566,661)
Beginning balance, shares at Dec. 31, 2022	9,959,996	2,998,730	1,497,873
Stock-based Compensation				385,502		385,502
Net Loss					(1,058,409)	(1,058,409)
Balance - November 30, 2024 at Dec. 31, 2023	$ 996	$ 300	$ 150	3,793,694	(5,034,708)	(1,239,568)
Ending balance, shares at Dec. 31, 2023	9,959,996	2,998,730	1,497,873
Stock-based Compensation				58,108		58,108
Net Loss					(843,355)	(843,355)
Balance - November 30, 2024 at Jun. 30, 2024	$ 996	$ 300	$ 150	$ 3,851,802	$ (5,878,063)	$ (2,024,815)
Ending balance, shares at Jun. 30, 2024	9,959,996	2,998,730	1,497,873